Equity (Details 1) - Compulsorily Convertible Debentures [Member] - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Detailed Information About Fully Paid Compulsorily Convertible Debentures [Line Items]
Compulsorily convertible Debentures issued to Kotak Special Securities Fund	₨ 8,800,000	₨ 2,000,000
Kotak Special Situations Fund [Member]
Disclosure Of Detailed Information About Fully Paid Compulsorily Convertible Debentures [Line Items]
Compulsorily convertible Debentures issued to Kotak Special Securities Fund	4,000,000	2,000,000
Kotak Data Center Fund [Member]
Disclosure Of Detailed Information About Fully Paid Compulsorily Convertible Debentures [Line Items]
Compulsorily convertible Debentures issued to Kotak Special Securities Fund	₨ 4,800,000	₨ 0